SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2025
Accounting Policies [Abstract]
Schedule of estimated useful lives

Expected useful lives
Computer and equipment	5 years
Furniture and fixtures	5 years

Schedule of disaggregated revenue

	Three months ended June 30,		Six months ended June 30,
	2025	2024	2025	2024

White label solutions	$30	$344,799	$1,844	$535,020
Matchroom Mini-app solutions	2,063	2,866	4,133	9,298
	$2,093	$347,665	$5,977	$544,318

Schedule of anti-dilutive shares

	As of
	June 30, 2025	December 31, 2024
	(Shares)	(Shares)

Convertible shares	5,898,256	5,898,256